UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2016

Date of reporting period:  August 31, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report
August 31, 2015

AllianceBernstein/TWM Global Equity
& Covered Call Strategy Fund

Institutional Class Shares
(Trading Symbol: TWMLX)

Investor Class Shares
(Trading Symbol: TWMVX)

Investment Adviser

Tiedemann Wealth Management, LLC
520 Madison Avenue
26th Floor
New York, New York 10022
1-855-TWM-FUND (1-855-896-3863)

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	4

INVESTMENT HIGHLIGHTS	6

SCHEDULES OF INVESTMENTS, OPTIONS WRITTEN AND OPEN FUTURES CONTRACTS	9

STATEMENT OF ASSETS AND LIABILITIES	16

STATEMENT OF OPERATIONS	17

STATEMENTS OF CHANGES IN NET ASSETS	18

FINANCIAL HIGHLIGHTS	19

NOTES TO FINANCIAL STATEMENTS	21

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS	30

NOTICE OF PRIVACY POLICY & PRACTICES	35

ADDITIONAL INFORMATION	36

Dear Shareholders,

For the six months ended August 31, 2015, the Institutional Class of the AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund (the “Fund”) had a total return of -7.86% versus -6.14% for the MSCI World Index (the “Index”). The Fund’s covered call program added +0.16% over the six month period. Global equity markets fell over the six months concurrently with lower corporate earnings as top-line revenue growth disappointed led by the energy sector. On a macro level, fears of decelerating economic growth in China and uncertainty over the timing of the U.S. Federal Reserve’s expected short-term interest rate increase magnified equity market volatility adding to the negative performance.

Over the period, and as a result of valuation and return differentials, the Fund’s regional equity exposure shifted modestly with many foreign companies continuing to look more favorable on valuation, dividend growth and quality factors. Over the period the Fund’s U.S. equity exposure fell from a -5.00% underweight relative to the Index to a -6.40% underweight relative to the Index. A majority of the reallocation moved to companies located in the United Kingdom and Europe.

Amongst sectors, the Fund’s largest shift was a decrease to Energy from 12.00% to 9.80%, while there were no meaningful changes to the other sectors. The three largest contributors to performance were pharmaceutical companies Eli Lilly, Roche and Sanofi, while the top three detractors were Chevron, United Technologies and Exxon Mobil. Similarly, Healthcare was the top performing sector while Industrials was the largest detractor.

As of August 31, 2015, the Fund is invested in 100 companies located in developed markets with an average market capitalization of $89 billion and with covered calls against 34.70% of the portfolio.

Thank you for investing with us and for your continued confidence.

Very truly yours,

Tiedemann Wealth Management, LLC

Past performance does not guarantee future results.

The information provided herein represents the opinion of the Fund manager and is not intended to be a forecast of future events or a guarantee of future results.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks in differences in accounting methods. The Fund may also use options and futures contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of security prices, interest rates and currency exchange rates.  The investment in options is not suitable for all investors.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. MSCI World Index information is included for illustrative purposes only and is not intended to imply that any investment objective is similar to any index either in composition or in element of risk. It is not possible to invest directly in an index.

Market Capitalization is the market price of an entire company, calculated by multiplying the number of shares outstanding by the price per share.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedules of Investments, Options Written and Open Futures Contracts in this report for a complete list of Fund holdings.

The Fund is distributed by Quasar Distributors, LLC.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (for Investor Class shares) and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 - August 31, 2015).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Expense Example (Continued)
(Unaudited)

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2015 -
	March 1, 2015	August 31, 2015	August 31, 2015*
Actual**	$1,000.00	$ 921.40	$5.80
Hypothetical (5% return before expenses)***	$1,000.00	$1,019.10	$6.09

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).  Excluding interest expense, the Fund’s annualized expense ratio would be 1.19%.

**	Excluding interest expense, your actual cost of investing in the Fund would be $5.75.
***	Excluding interest expense, your hypothetical cost of investing in the Fund would be $6.04.

	Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2015 -
	March 1, 2015	August 31, 2015	August 31, 2015*
Actual**	$1,000.00	$ 920.50	$7.39
Hypothetical (5% return before expenses)***	$1,000.00	$1,017.44	$7.76

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.53%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).  Excluding interest expense, the Fund’s annualized expense ratio would be 1.51%.

**	Excluding interest expense, your actual cost of investing in the Fund would be $7.29.
***	Excluding interest expense, your hypothetical cost of investing in the Fund would be $7.66.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Investment Highlights
(Unaudited)

The Fund’s investment objective is long-term capital appreciation and income. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stocks of issuers in developed markets throughout the world, including the United States.  In addition, the Fund uses options, including covered call options and index options, to seek to enhance equity returns, to lower the overall volatility of the Fund’s investment portfolio and to generate income.  The Fund generally invests at least 80% of its net assets (including any borrowings for investment purposes) in an integrated strategy comprised of equity securities of companies with large market capitalizations and writing (selling) covered call options on a portion of the equity securities held in the Fund’s portfolio.  Under normal market conditions, the Fund generally invests in securities of issuers from at least three different countries (including the United States), with at least 40% of the Fund’s net assets invested in foreign securities. The Fund’s geographic allocation of portfolio assets as of August 31, 2015 is shown below.

Geographic Allocation of Portfolio Assets
(% of Long-Term Investments)

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of August 31, 2015

			Annualized
	One	Three	Since Inception
	Year	Years	(3/31/11)
Institutional Class Shares	(7.91)%	5.05%	5.11%
MSCI World Index	(4.13)%	10.95%	7.10%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-TWM-FUND (1-855-896-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets.  The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

Growth of $25,000 Investment

*	Inception Date

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of August 31, 2015

			Annualized
	One	Three	Since Inception
	Year	Years	(5/31/11)
Investor Class Shares	(8.19)%	4.76%	4.11%
MSCI World Index	(4.13)%	10.95%	6.87%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-TWM-FUND (1-855-896-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Investor Class shares. The graph does not reflect any future performance.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets.  The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Schedule of Investments

August 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS 98.65%

Aerospace & Defense 5.28%
BAE Systems PLC (a)	169,390	$1,165,970
General Dynamics Corp.	10,100	1,434,503
Honeywell International, Inc.	21,540	2,138,276
Northrop Grumman Corp.	7,850	1,285,359
Raytheon Co.	13,230	1,356,869
United Technologies Corp.	29,840	2,733,642
		10,114,619
Air Freight & Logistics 0.56%
Expeditors International of Washington, Inc.	21,860	1,070,484

Banks 2.00%
National Bank Of Canada (a)	26,130	860,010
Toronto-Dominion Bank (a)	74,490	2,971,446
		3,831,456
Beverages 2.54%
Coca-Cola Co. (b)(c)	123,830	4,868,996

Capital Markets 1.35%
Aberdeen Asset Management PLC (a)	159,120	772,365
IGM Financial, Inc. (a)	30,130	862,264
T Rowe Price Group, Inc.	13,130	943,784
		2,578,413

Chemicals 1.31%
Air Liquide SA (a)	11,200	1,340,366
Air Products & Chemicals, Inc.	7,460	1,040,894
Novozymes A/S (a)	2,300	100,011
PPG Industries, Inc.	200	19,058
		2,500,329
Commercial Services & Supplies 0.00%
Aggreko PLC (a)	100	1,626

Communications Equipment 0.52%
Harris Corp.	13,060	1,003,269

Distributors 0.49%
Genuine Parts Co.	11,220	936,758

Diversified Consumer Services 0.60%
H&R Block, Inc.	33,640	1,144,433

Diversified Financial Services 1.02%
Groupe Bruxelles Lambert SA (a)	12,440	964,177
McGraw-Hill Financial, Inc.	10,180	987,358
		1,951,535
Diversified Telecommunication Services 1.24%
Nippon Telegraph & Telephone Corp. (a)	62,300	2,376,256

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Schedule of Investments (Continued)

August 31, 2015 (Unaudited)

	Shares	Value

Electrical Equipment 1.32%
Eaton Corp PLC (a)	18,800	$1,072,728
Emerson Electric Co.	30,680	1,464,050
		2,536,778
Electronic Equipment, Instruments & Components 0.49%
Kyocera Corp. (a)	19,200	940,589

Food & Staples Retailing 0.80%
Woolworths Ltd. (a)	81,480	1,529,682

Food Products 3.72%
Nestle SA (a)(c)	96,880	7,136,851

Health Care Equipment & Supplies 0.54%
DENTSPLY International, Inc.	19,660	1,030,381

Health Care Providers & Services 1.66%
Cardinal Health, Inc.	27,600	2,270,652
Sonic Healthcare Ltd. (a)	61,850	910,870
		3,181,522
Hotels, Restaurants & Leisure 1.69%
McDonald’s Corp.	34,050	3,235,431

Household Products 3.32%
Procter & Gamble Co. (c)	90,110	6,368,074

Industrial Conglomerates 2.97%
3M Co.	16,510	2,346,731
CK Hutchison Holdings Ltd. (a)	251,300	3,347,106
		5,693,837
Insurance 10.47%
Aflac, Inc.	39,790	2,331,694
Chubb Corp.	12,770	1,542,744
Cincinnati Financial Corp.	22,570	1,181,088
CNP Assurances (a)	59,000	909,836
Everest Re Group Ltd. (a)	5,760	1,012,666
Great-West Lifeco, Inc. (a)	59,300	1,515,855
Muenchener Rueckversicherungs-Gesellschaft AG (a)(c)	19,660	3,606,262
PartnerRe Ltd. (a)	14,900	2,062,309
Torchmark Corp.	17,550	1,025,973
Zurich Insurance Group AG (a)(c)	17,760	4,876,247
		20,064,674
Internet Software & Services 0.53%
Yahoo Japan Corp. (a)	250,828	1,015,206

IT Services 1.06%
Automatic Data Processing, Inc.	12,380	957,221
Computershare Ltd. (a)	500	3,520
Nomura Research Institute Ltd. (a)	26,300	1,065,195
Paychex, Inc.	200	8,932
		2,034,868

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Schedule of Investments (Continued)

August 31, 2015 (Unaudited)

	Shares	Value

Machinery 2.27%
Atlas Copco AB (a)	63,130	$1,589,546
Cummins, Inc.	7,890	960,608
Dover Corp.	14,620	905,709
Pentair PLC (a)	16,200	895,698
		4,351,561
Media 1.87%
Pearson PLC (a)	51,880	899,418
Sky PLC (a)	108,100	1,721,838
WPP PLC (a)	46,860	964,623
		3,585,879
Metals & Mining 3.14%
BHP Billiton PLC (a)(c)	342,730	6,025,306

Multiline Retail 2.37%
Next PLC (a)	8,870	1,073,981
Nordstrom, Inc.	13,650	994,812
Target Corp. (c)	31,900	2,478,949
		4,547,742
Multi-Utilities 0.73%
Consolidated Edison, Inc.	22,370	1,407,297

Office Electronics 0.89%
Canon, Inc. (a)	55,900	1,703,110

Oil, Gas & Consumable Fuels 7.60%
Chevron Corp. (b)(c)	72,590	5,879,064
Crescent Point Energy Corp. (a)	300	3,849
EOG Resources, Inc.	17,450	1,366,509
Exxon Mobil Corp. (b)	85,130	6,405,181
Imperial Oil Ltd. (a)	25,630	904,921
		14,559,524
Personal Products 1.66%
Unilever NV (a)(c)	79,500	3,185,914

Pharmaceuticals 16.53%
AstraZeneca PLC (a)(c)	59,380	3,704,655
Eli Lilly & Co. (c)	29,050	2,392,267
GlaxoSmithKline PLC (a)(c)	229,670	4,689,299
Johnson & Johnson (b)	72,150	6,780,657
Mitsubishi Tanabe Pharma Corp. (a)	65,900	1,177,727
Roche Holdings AG (a)(c)	23,630	6,432,663
Sanofi (a)(c)	46,580	4,581,670
Teva Pharmaceutical Industries Ltd. (a)	29,490	1,922,107
		31,681,045
Professional Services 0.54%
Intertek Group PLC (a)	26,840	1,038,192

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Schedule of Investments (Continued)

August 31, 2015 (Unaudited)

	Shares	Value

Real Estate Management & Development 1.52%
Cheung Kong Property Holdings Ltd. (a)	256,100	$1,803,814
Daito Trust Construction Co. Ltd. (a)	10,100	1,103,278
		2,907,092
Road & Rail 1.07%
Union Pacific Corp.	23,920	2,050,901

Semiconductors & Semiconductor Equipment 4.47%
Intel Corp. (c)	223,130	6,368,130
Linear Technology Corp.	22,320	899,049
Texas Instruments, Inc.	26,940	1,288,810
		8,555,989
Software 1.77%
CA, Inc.	55,100	1,503,679
CDK Global, Inc.	9,050	448,337
Dassault Systemes (a)	100	6,928
SAP SE (a)	21,240	1,424,560
		3,383,504
Specialty Retail 2.05%
Gap, Inc.	26,360	864,872
Ross Stores, Inc.	20,500	996,710
Tiffany & Co.	11,260	926,135
TJX Companies, Inc.	16,120	1,133,558
		3,921,275

Textiles, Apparel & Luxury Goods 1.10%
Burberry Group PLC (a)	39,690	852,965
LVMH Moet Hennessy Louis Vuitton SE (a)	7,540	1,254,951
		2,107,916
Tobacco 2.25%
British American Tobacco PLC (a)	59,570	3,154,368
Reynolds American, Inc.	13,860	1,160,775
		4,315,143
Trading Companies & Distributors 0.53%
WW Grainger, Inc.	4,560	1,018,886

Wireless Telecommunication Services 0.81%
KDDI Corp. (a)	62,197	1,543,349
TOTAL COMMON STOCKS (Cost $183,476,806)		189,035,692

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Schedule of Investments (Continued)

August 31, 2015 (Unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS 0.62%
Public Storage	5,940	$1,195,544
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $875,680)		1,195,544

SHORT-TERM INVESTMENTS 1.10%
STIT-Treasury Portfolio 0.020% (d)	2,098,531	2,098,531
TOTAL SHORT-TERM INVESTMENTS (Cost $2,098,531)		2,098,531
Total Investments (Cost $186,451,017) 100.37%		192,329,767
Liabilities in Excess of Other Assets (0.37%)		(706,092)
TOTAL NET ASSETS 100.00%		$191,623,675

(a)	Foreign issued security denominated in U.S. dollars.
(b)	All or a portion of this security is pledged as collateral for options written. See Note 2 in the Notes to Financial Statements.
(c)	All or a portion of this security may be subject to call options written.
(d)	Variable rate security; the rate shown represents the rate at August 31, 2015.

Abbreviations:
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited Liability Company
NV	Naamloze Vennootschap is the Dutch term for a public limited liability company.
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.
SE	Generally designates a European public company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Schedule of Options Written

August 31, 2015 (Unaudited)

	Contracts	Value

CALL OPTIONS
AstraZeneca PLC
Expiration: October, 2015, Exercise Price: $70.59 (a)	45	$16,572
BHP Billiton PLC
Expiration: October, 2015, Exercise Price: $19.18 (a)	250	138,104
Chevron Corp.
Expiration: October, 2015, Exercise Price: $100.00	570	3,420
Coca-Cola Co.
Expiration: October, 2015, Exercise Price: $42.00	530	7,420
Eli Lilly & Co.
Expiration: November, 2015, Exercise Price: $90.00	250	38,000
GlaxoSmithKline PLC
Expiration: September, 2015, Exercise Price: $22.25 (a)	180	17,954
Intel Corp.
Expiration: October, 2015, Exercise Price: $31.00	1,750	64,750
iShares MSCI EAFE ETF
Expiration: September, 2015, Exercise Price: $69.00	1,200	6,600
Expiration: November, 2015, Exercise Price: $64.00	640	36,480
Muenchener Rueckvesicherungs-Gesellschaft AG
Expiration: October, 2015, Exercise Price: $201.99 (a)	150	6,396
Nestle SA
Expiration: October, 2015, Exercise Price: $76.55 (a)	750	70,605
Procter & Gamble Co.
Expiration: September, 2015, Exercise Price: $82.50	730	730
Roche Holdings AG
Expiration: November, 2015, Exercise Price: $289.66 (a)	180	76,864
Sanofi
Expiration: September, 2015, Exercise Price: $107.73 (a)	370	15,362
Target Corp.
Expiration: October, 2015, Exercise Price: $87.50	260	5,330
Unilever NV
Expiration: October, 2015, Exercise Price: $49.37 (a)	620	696
Zurich Insurance Group AG
Expiration: September, 2015, Exercise Price: $320.70 (a)	1,410	146
Total Options Written (Premiums received $874,557)		$505,429

(a)	Foreign issued security denominated in U.S. dollars.

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Schedule of Open Futures Contracts

August 31, 2015 (Unaudited)

	Number			Unrealized
	of Contracts	Notional	Settlement	Appreciation/
Description	Purchased	Value	Month	(Depreciation)
E-mini S&P 500	4	$393,840	September-15	$(67)
Total Futures Contracts Purchased		$393,840		$(67)

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Statement of Assets and Liabilities

August 31, 2015 (Unaudited)

Assets
Investment, at value (cost $186,451,017)	$192,329,767
Cash	46,578
Foreign currencies, at value (cost $1,410,336)(1)	1,410,165
Receivable for investments sold	1,541,186
Deposit for futures at broker	67
Dividends and interest receivable(2)	741,531
Dividend tax reclaim receivable	975,898
Receivable for Fund shares sold	41,500
Other Assets	26,342
Total Assets	197,113,034

Liabilities
Options written, at value (premiums received $874,557)	505,429
Payable for Fund shares redeemed	4,709,537
Payable to affiliates	64,374
Payable to Adviser	170,791
Payable for distribution fees	71
Payable for shareholder servicing fees	37
Accrued expenses and other liabilities	39,120
Total Liabilities	5,489,359

Net Assets	$191,623,675

Net Assets Consist Of:
Paid-in capital	$185,305,302
Accumulated undistributed net investment income	441,963
Accumulated net realized loss	(272,053)
Net unrealized appreciation (depreciation) on:
Investments	5,878,750
Foreign currency translation	(99,348)
Futures contracts	(67)
Written options contracts	369,128
Net Assets	$191,623,675

Institutional Class Shares:
Net Assets	191,613,953
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	19,232,373
Net asset value, redemption price, and offering price per share	$9.96
Investor Class Shares:
Net Assets	9,722
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	975
Net asset value, redemption price, and offering price per share	$9.97

(1)	A portion of this amount serves as collateral for options written.
(2)	Net of $29,327 in dividend withholding tax payable.

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Statement of Operations

For the Six Months Ended August 31, 2015 (Unaudited)

Investment Income:
Dividend income(1)	$5,067,055
Interest income	82
Total Investment Income	5,067,137

Expenses:
Management fees	1,339,572
Administration fees	150,148
Custody fees	32,612
Transfer agent fees and expenses	19,956
Federal and state registration fees	17,142
Audit and tax fees	13,116
Fund accounting fees	10,088
Legal fees	8,002
Chief Compliance Officer fees and expenses	6,312
Trustees’ fees and related expenses	2,936
Reports to shareholders	2,928
Distribution (12b-1) fees - Investor Class	13
Shareholder servicing fees - Investor Class	5
Other expenses	25,420
Total expenses	1,628,250
Net Investment Income	3,438,887

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	9,165,653
Foreign currency translation	(202,254)
Futures contracts closed	(14,876)
Written option contracts expired or closed	(1,248,046)
Change in net unrealized appreciation (depreciation) on:
Investments	(31,846,646)
Foreign currency translations	(2,070)
Futures contracts	(32,088)
Written options contracts	1,221,845
Net Realized and Unrealized Loss on Investments	(22,958,482)
Net Decrease in Net Assets from Operations	$(19,519,595)

(1)	Net of $439,466 in foreign withholding taxes.

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2015	Year Ended
	(Unaudited)	February 28, 2015
From Operations
Net investment income	$3,438,887	$5,480,741
Net realized gain (loss) from:
Investments	9,165,653	24,254,111
Foreign currency translation	(202,254)	41,825
Futures contracts closed	(14,876)	286,216
Written option contracts expired or closed	(1,248,046)	593,584
Change in net unrealized appreciation (depreciation) on:
Investments	(31,846,646)	(13,704,383)
Foreign currency translation	(2,070)	(117,201)
Future contracts	(32,088)	1,800
Written options contracts	1,221,845	(976,139)
Net increase (decrease) in net assets resulting from operations	(19,519,595)	15,860,554

From Distributions
Net investment income - Institutional Class	(3,371,436)	(5,634,202)
Net investment income - Investor Class	(113)	(626)
Net realized gains - Institutional Class	—	(24,216,125)
Net realized gains - Investor Class	—	(770)
Net decrease in net assets resulting from distributions paid	(3,371,549)	(29,851,723)

From Capital Share Transactions
Proceeds from shares sold - Institutional Class	9,997,664	76,987,115
Proceeds from shares sold - Investor Class	2	10,577
Shares issued in reinvestment of distributions - Institutional Class	86,262	632,502
Payments for shares redeemed - Institutional Class	(125,470,922)	(77,183,108)
Payments for shares redeemed - Investor Class	(3)	(64,632)
Net increase/(decrease) in net assets
from capital share transactions	(115,386,997)	382,454

Total Decrease In Net Assets	(138,278,141)	(13,608,715)
Net Assets
Beginning of period	329,901,816	343,510,531
End of period	$191,623,675	$329,901,816
Accumulated Undistributed Net Investment Income	$441,963	$374,625

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund – Institutional Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	August 31,		Year Ended	Year Ended	Year Ended	Period Ended
	2015		February 28,	February 28,	February 28,	February 29,
	(Unaudited)		2015	2014	2013	2012(1)
Net Asset Value,
Beginning of Period	$10.94		$11.41	$10.86	$10.43	$10.00
Income from
investment operations:
Net investment income(2)	0.14		0.18	0.17	0.22	0.15
Net realized and unrealized
gains (losses)
on investments	(0.99)		0.32	1.16	0.64	0.40
Total from
investment operations	(0.85)		0.50	1.33	0.86	0.55

Less distributions paid:
From net
investment income	(0.13)		(0.18)	(0.15)	(0.20)	(0.12)
From capital gains	—		(0.79)	(0.63)	(0.23)	—
Total distributions paid	(0.13)		(0.97)	(0.78)	(0.43)	(0.12)
Net Asset value,
End of Period	$9.96		$10.94	$11.41	$10.86	$10.43
Total Return(3)	(7.86)%		4.83%	12.60%	8.53%	5.57%

Supplemental Data and Ratios:
Net assets at end
of period (000’s)	$191,614		$329,891	$343,448	$332,078	$312,861
Ratio of expenses to
average net assets(4)	1.20	%(5)	1.17%	1.17%	1.16%	1.18%
Ratio of net investment income
to average net assets(4)	2.54%		1.56%	1.48%	2.12%	1.60%
Portfolio turnover rate(3)	35.85%		53.23%	71.30%	89.65%	25.73%

(1)	The Institutional Class shares commenced operations on March 31, 2011.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one full year.
(4)	Annualized for periods less than one year.
(5)
The ratio of expenses to average net assets includes interest expenses.  The annualized ratio of expenses to average net assets excluding interest expenses was 1.19% for the period ended August 31, 2015.

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund – Investor Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	August 31,		Year Ended	Year Ended	Year Ended	Period Ended
	2015		February 28,	February 28,	February 28,	February 29,
	(Unaudited)		2015	2014	2013	2012(1)
Net Asset Value,
Beginning of Period	$10.95		$11.44	$10.87	$10.43	$10.37
Income from
investment operations:
Net investment income(2)	0.12		0.20	0.06	0.19	0.07
Net realized and unrealized
gains (losses)
on investments	(0.98)		0.25	1.26	0.65	0.08
Total from
investment operations	(0.86)		0.45	1.32	0.84	0.15

Less distributions paid:
From net
investment income	(0.12)		(0.15)	(0.12)	(0.17)	(0.09)
From capital gains	—		(0.79)	(0.63)	(0.23)	—
Total distributions paid	(0.12)		(0.94)	(0.75)	(0.40)	(0.09)
Net Asset value,
End of Period	$9.97		$10.95	$11.44	$10.87	$10.43
Total Return(3)	(7.95)%		4.34%	12.41%	8.24%	1.57%

Supplemental Data and Ratios:
Net assets at end
of period (000’s)	$10		$11	$63	$1	$1
Ratio of expenses to
average net assets(4)	1.53	%(5)	1.50%	1.52%	1.51%	1.53%
Ratio of net investment income
to average net assets(4)	2.14%		1.75%	0.53%	1.77%	1.25%
Portfolio turnover rate(3)	35.85%		53.23%	71.30%	89.65%	25.73%

(1)	The Investor Class shares commenced operations on May 31, 2011.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one full year.
(4)	Annualized for periods less than one year.
(5)
The ratio of expenses to average net assets includes interest expenses.  The annualized ratio of expenses to average net assets excluding interest expenses was 1.51% for the period ended August 31, 2015.

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notes to Financial Statements
August 31, 2015 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund (the “Fund”), formerly known as the TWM Global Equity Income Fund, represents a distinct diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation and income.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Fund currently offers two classes of shares, the Investor Class and the Institutional Class.  The Investor Class shares are subject to a 0.35% Rule 12b-1 distribution and shareholder servicing fee.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares.  The classes differ principally in their respective distribution expenses.  The Fund’s registration statement became effective on March 28, 2011.  The Institutional Class shares commenced operations on March 31, 2011.  The Investor Class shares commenced operations on May 31, 2011.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Tiedemann Wealth Management, LLC (the “Adviser”), the Fund’s investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is generally valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Exchange traded options, including options written, are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Foreign options, including options written, are valued at the settle price.  If reliable market quotations are not readily available foreign options shall be valued at a price, supplied by a pricing service (“Pricing Service”) approved by the Trust’s Board of Trustees (the “Board of Trustees”), which is in the opinion of such Pricing Service representative of the fair value of such securities or assets as of the time of determination of the Fund’s net asset value (“NAV”), it being the opinion of the Board of Trustees that the valuations supplied by such Pricing Service accurately reflect the fair value of such securities or assets and will generally be classified as Level 2.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of 60 days or less are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  The Fund will value foreign securities at prices supplied by a Pricing Service which take into account such events.  In such cases, uses of these evaluated prices can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  These securities will generally be classified as Level 2.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the NAV of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and international securities evaluated in accordance with the Fund’s policy on international fair valuation).

Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2015:

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

Summary of Fair Value Exposure at August 31, 2015

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stock(1)	$105,119,296	$83,916,396	$—	$189,035,692
Real Estate Investment Trusts	1,195,544	—	—	1,195,544
Short-Term Investments	2,098,531	—	—	2,098,531
Total Assets	$108,413,371	$83,916,396	—	$192,329,767

Liabilities:
Options Written	$416,635	$88,794	$—	$505,429
Total Liabilities	$416,635	$88,794	—	$505,429
Other Financial Instruments(2)	$(67)	$—	$—	$(67)

(1)	See the Schedule of Investments for industry classifications.
(2)	Other financial instruments are futures contracts not reflected in the Schedule of Investments, which are reflected at the unrealized appreciation (depreciation) on the instruments.

The Fund did not invest in any Level 3 securities during the six months ended August 31, 2015.  There were no significant transfers between levels during the six months ended August 31, 2015.  It is the Fund’s policy to record transfers between levels at the end of the reporting period.

Derivative Instruments

The Fund may invest in derivative instruments such as futures contracts and options written.

Statement of Assets & Liabilities - Values of derivative instruments as of August 31, 2015:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for	Statement of Assets		Statement of Assets
as hedging instruments	and Liabilities Location	Value	and Liabilities Location	Value
Equity Contracts - Options	Not		Options written,
	Applicable	$—	at value	$505,429
Equity Contracts - Futures	Not		Net Assets –
	Applicable		unrealized
		—	depreciation*	67
Total		$—		$505,496

*
Reflects unrealized depreciation of futures contracts as reported in the Schedule of Open Futures Contracts.  Only current day’s variation margin is separately reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended August 31, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for
as hedging instruments	Options	Futures	Total
Equity Contracts	$(1,248,046)	$(14,876)	$(1,262,922)
Total	$(1,248,046)	$(14,876)	$(1,262,922)

Change in Net Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for
as hedging instruments	Options	Futures	Total
Equity Contracts	$1,221,845	$(32,088)	$1,189,757
Total	$1,221,845	$(32,088)	$1,189,757

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

ASU 2011-11 “Disclosure about Offsetting Assets and Liabilities” deals with offsetting assets and liabilities on the Statement of Assets and Liabilities with respect to derivative instruments.  The Fund is not subject to any Master Netting Arrangements, therefore the Fund was not required to offset any assets or liabilities.

(b) Options
GAAP requires enhanced disclosures about the Fund’s derivative activities, including how such activities are accounted for and their effect on the Fund’s financial position and results of operations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into written call options to hedge against changes in the value of equities. The Fund’s option component of the overall investment strategy is often referred to as a “buy-write” strategy (also called a “covered call” strategy), in which the Adviser writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund enters into written put options to hedge against changes in the value of purchased put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.  As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised.  As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.  As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium is deducted from the cost basis of the security purchased.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended August 31, 2015 were as follows:

Call Options	Contracts	Premiums
Outstanding, beginning of year	18,689	$1,656,104
Options written	26,650	2,150,640
Options terminated in closing transactions	(9,630)	(868,863)
Options exercised	(1,250)	(152,881)
Options expired	(24,574)	(1,910,443)
Outstanding, end of year	9,885	$874,557

As of August 31, 2015, the fair value of long positions and foreign currency which served as collateral for call options written was $22,666,256.  The collateral is held within a segregated account at the custodian pursuant to a tri-party agreement between the Fund, custodian and broker.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

During the six months ended August 31, 2015, there was no purchased option activity. As of August 31, 2015, there were no purchased options contracts outstanding.

(c) Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments.  Currency gains or losses realized between trade and settlement dates on securities transactions, the sale of foreign currencies and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid are reported as realized gain (loss) on foreign currency translation.  Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.  Other unrealized gains (losses) arising from changes in the values of assets and liabilities resulting from changes in the exchange rates are reported within unrealized gains (losses) on foreign currency translation.

Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(d) Futures

The Fund entered into futures contracts traded on domestic exchanges, including stock index futures contracts.  Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities.  The amount of collateral as of August 31, 2015 was $67.  This collateral is required to be adjusted daily to reflect the fair value of the purchase obligation for long futures contracts or the fair value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time.  Futures contracts also expose the Fund to counterparty credit risk.  The Fund will not enter into these

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

contracts unless it owns either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

During the six months ended August 31, 2015, the average monthly notional amount of long futures positions was $710,865.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and will make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the six months ended August 31, 2015, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the six months ended August 31, 2015, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal taxing authorities for the tax periods since the commencement of operations.

(f) Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund.  These differences are either temporary or permanent in nature.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets will be adjusted.

(g) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(h) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

(i) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution (12b-1) fees and shareholder servicing fees are expensed at 0.25% and 0.10%, respectively, of average daily net assets of the Investor Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

(j) Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions using the specific identification method for the best tax relief order.  Dividend income, less net foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(3)	Federal Tax Matters
The tax character of distributions paid during the periods ended February 28, 2015 and February 28, 2014 were as follows:

	February 28, 2015	February 28, 2014
Ordinary Income	$ 5,634,828	$ 8,471,452
Long-Term Capital Gain	$24,216,895	$14,261,812

As of February 28, 2015, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$300,085,632
Gross tax unrealized appreciation	47,827,776
Gross tax unrealized depreciation	(19,280,523)
Net tax unrealized appreciation	28,547,253
Undistributed ordinary income	374,625
Undistributed long-term capital gain	1,237,635
Total distributable earnings	1,612,260
Other accumulated losses	(949,996)
Total accumulated earnings	$29,209,517

Distributable earnings for tax and financial reporting purposes differ principally due to the deferral of losses on wash sales and straddle adjustments, and the mark to market of futures contracts.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended February 28, 2015, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

Accumulated Undistributed Net Investment Income/(Loss)	$41,825
Accumulated Net Realized Gain/(Loss)	(41,825)

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.99% of the Fund’s average daily net assets.

Sub-advisory services are provided to the Fund, pursuant to an agreement between the Adviser and AllianceBernstein L.P.  Under the terms of the agreement, the Adviser compensates AllianceBernstein L.P. based on a percentage of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through June 28, 2017, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.75% and 1.40% (the

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

“Expense Limitation Cap”) of the Fund’s average daily net assets for the Investor Class and Institutional Class shares, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.  There were no such waivers during the six months ended August 31, 2015.  As of August 31, 2015, there were no prior waivers subject to recoupment.

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Investor Class shares for services to prospective Fund shareholders and distribution of the Fund’s Investor Class shares.  During the six months ended August 31, 2015, the Fund incurred distribution fees of $13 pursuant to the 12b-1 Plan.

The 12b-1 Plan also authorizes payment of a shareholder servicing fee to the Distributor of 0.10% of the average daily net assets of the Investor Class shares.  During the six months ended August 31, 2015, the Fund incurred shareholder servicing fees of $5 pursuant to the 12b-1 Plan.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended August 31, 2015, the Fund incurred $150,148 in administration fees.  At August 31, 2015, the Administrator was owed fees of $41,820.

USBFS also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended August 31, 2015, the Fund incurred $10,088, $19,956, and $32,612 in fund accounting, transfer agency, and custody fees, respectively.  At August 31, 2015, fees of $3,677, $6,495 and $10,730 were owed for fund accounting, transfer agency, and custody fees, respectively.

The Fund also has a line of credit with US Bank (see Note 10).

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended August 31, 2015, the Fund was allocated $6,312 of the Trust’s Chief Compliance Officer fee.  At August 31, 2015, fees of $1,652 were owed by the Fund to USBFS for Chief Compliance Officer services.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Institutional Class
	Six Months Ended	Year Ended
	August 31, 2015	February 28, 2015
Shares sold	935,683	6,753,428
Shares reinvested	8,176	60,196
Shares redeemed	(11,879,134)	(6,739,018)
Net increase (decrease)	(10,935,275)	74,606

Investor Class
	Six Months Ended	Year Ended
	August 31, 2015	February 28, 2015
Shares sold	—	926
Shares redeemed	—	(5,440)
Net increase (decrease)	—	(4,514)

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended August 31, 2015, were $94,693,462 and $210,195,414, respectively.  There were no purchases or sales of U.S. government securities for the Fund.

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At August 31, 2015, Tiedemann Trust Company, for the benefit of its customers, held 85.62% of the outstanding shares of the Institutional Class shares.  At August 31, 2015, Tiedemann Trust Company, for the benefit of its customers, held 99.96% of the Investor Class shares.  Tiedemann Trust Company is affiliated with the Adviser.

(10)	Line of Credit

The Fund has a line of credit in the amount of the lesser of $30,000,000 or 33.33% of the fair value of unencumbered assets of the Fund, as defined and matures on August 12, 2016.  This unsecured line of credit is intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  Interest will be accrued at the prime 3.25% rate (as of August 31, 2015). The credit facility is with the Fund’s custodian, US Bank.  During the six months ended August 31, 2015, the Fund had borrowings on the line of credit on fifty days, with an average borrowing and interest rate on those days of $4,256,520 and 3.25%, respectively.  Interest expense of $19,038 incurred during the period is included within other expenses on the Statement of Operations.  The June 30, 2015 balance of $25,864,000 was the maximum amount of borrowings during the six months ended August 31, 2015.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Basis for Trustees’ Approval of Investment Advisory
and Sub-Advisory Agreements

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 4, 2015 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund (the “Fund”), a series of the Trust, and Tiedemann Wealth Management, LLC, the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held June 24, 2015 (the “June 24, 2015 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2016.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, including its oversight of investment strategies implemented by the Fund’s sub-adviser as well as the qualifications, experience and responsibilities of key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activities and its continuing commitment to the Fund.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program and oversight of the compliance program of the Fund’s sub-adviser.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Institutional Class shares of the Fund for the year-to-date, one-year and three-year periods ended April 30, 2015.  In assessing the quality of the management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Basis for Trustees’ Approval of Investment Advisory
and Sub-Advisory Agreements (Continued)

Fund on both an absolute basis and in comparison to a benchmark index (the MSCI World Index) and a peer group of U.S. open-end world stock funds, as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”).  The Trustees noted that the Adviser did not manage any other accounts with the same or similar investment strategies as the Fund.

The Trustees noted for the year-to-date, one-year and three-year periods ended April 30, 2015, the Fund’s performance fell within the fourth quartile, below the Morningstar Peer Group median, and, for the year-to-date period, was the worst of the Morningstar Peer Group.  The Trustees noted that the Fund underperformed its benchmark index for the year-to-date, one-year, three-year and since inception periods ended March 31, 2015.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund while lagging its Morningstar Peer Group and benchmark index, was satisfactory under current market conditions and that the Adviser has developed the necessary expertise and resources in selecting and managing the Fund’s sub-adviser to provide investment advisory services in accordance with the Fund’s investment objective and strategies.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees considered the cost structure of the Fund relative to its Morningstar Peer Group.  In reviewing the Fund’s fees and total expense structure, the Trustees took into account the Fund’s sub-adviser structure, noting that the Adviser pays the Fund’s sub-adviser out of its own management fees, and that the Fund was not directly responsible for payment of any sub-advisory fees.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information.  The Trustees also examined the level of profits realized by the Adviser from the fees payable under the Agreement.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 24, 2015 meeting and the August 4, 2015 meeting at which the Agreement was formally considered, as well as the presentations made by the Adviser over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 0.99% fell within the third quartile, higher than the Morningstar Peer Group average of 0.91%, which fell into the second quartile.  The Trustees observed that the Fund’s total expense ratio for Institutional Class shares of 1.19% fell into the third quartile, above the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.15%, which fell within the second quartile.  The Trustees noted that the Fund was operating below its expense cap of 1.40% for Institutional Class shares.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser’s profit from sponsoring the Fund had not been, and currently was not, excessive and the Adviser maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to the Morningstar Peer Group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Basis for Trustees’ Approval of Investment Advisory
and Sub-Advisory Agreements (Continued)

not contain any breakpoint reductions as the Fund’s assets grow in size, but that the flexibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending August 31, 2016 as being in the best interests of the AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund and its shareholders.

BASIS FOR TRUSTEES’ APPROVAL OF SUB-ADVISORY AGREEMENT WITH ALLIANCEBERNSTEIN, L.P.

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met in person at a meeting held on August 4, 2015 to consider the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and AllianceBernstein, L.P. (“AllianceBernstein”).  The Trustees also met at a prior meeting held on June 24, 2015 (the “June 24, 2015 Meeting”) to review materials related to the renewal of the Agreement.  In advance of these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreement, due diligence materials prepared by AllianceBernstein (including a due questionnaire, Form ADV, bibliographic information of key management and compliance personnel, a compliance program summary and certain specific compliance policies and procedures, including AllianceBernstein’s code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Sub-Advisory Agreement renewal process, including performance information for the Fund.  Based on their evaluation of the information provided by the Adviser and AllianceBernstein, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the continuation of the Sub-Advisory Agreement for an additional one-year term ending August 31, 2016.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Sub-Advisory Agreement between the Adviser and AllianceBernstein, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE SUB-ADVISER TO THE FUND

The Trustees considered the nature, extent and quality of services provided by AllianceBernstein to the Fund.  The Trustees considered AllianceBernstein’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Josh Lisser and Ben Sklar, who serve as the portfolio managers for the Fund, and other key personnel at AllianceBernstein.  The Trustees also considered information provided by AllianceBernstein prior to the June 24, 2015 meeting and the August 4, 2015 meeting at which the Sub-Advisory Agreement was formally considered, relating to its investment

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Basis for Trustees’ Approval of Investment Advisory
and Sub-Advisory Agreements (Continued)

objectives and strategies for the Fund, brokerage practices and compliance and risk management program.  The Trustees also noted any services that extended beyond portfolio management.  The Trustees concluded that AllianceBernstein had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided by AllianceBernstein to the Fund were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISER

The Trustees discussed the performance of the Institutional Class shares of the Fund for the year-to-date, one-year and three-year periods ended April 30, 2015.  In assessing the quality of the management services delivered by AllianceBernstein, the Trustees also compared the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to the Morningstar Peer Group.

The Trustees noted for the year-to-date, one-year and three-year periods ended April 30, 2015, the Fund’s performance fell within the fourth quartile, below the Morningstar Peer Group median, and, for the year-to-date period, was the worst of the Morningstar Peer Group.  The Trustees noted that the Fund underperformed its benchmark index for the year-to-date, one-year, three-year and since inception periods ended March 31, 2015.  The Trustees noted AllianceBernstein does not manage any other accounts with investment strategies substantially similar to the Fund.

After considering all of the information, the Trustees concluded that the performance obtained by AllianceBernstein for the Fund while lagging its Morningstar Peer Group and benchmark index, was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from AllianceBernstein’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE SUB-ADVISER

The Trustees reviewed and considered the sub-advisory fees payable by TWM to AllianceBernstein under the Sub-Advisory Agreement.  The Trustees noted that TWM had previously confirmed to the Trustees that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the quality of the services performed by AllianceBernstein.  Since the sub-advisory fees are paid by TWM, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to AllianceBernstein.  Consequently, the Trustees did not consider the costs of services provided by AllianceBernstein or the profitability of AllianceBernstein’s relationship with the Fund to be material factors for consideration given that AllianceBernstein is not affiliated with TWM and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis.  Based on all these factors, the Trustees concluded that the sub-advisory fees paid to AllianceBernstein by TWM were reasonable in light of the services provided by AllianceBernstein.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

Since the sub-advisory fees payable to AllianceBernstein are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by AllianceBernstein from its association with the Fund.  The Trustees concluded that the benefits that AllianceBernstein may receive, such as greater name recognition and increased ability to obtain research and brokerage services, appear to be reasonable, and in many cases may benefit the Fund.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Basis for Trustees’ Approval of Investment Advisory
and Sub-Advisory Agreements (Continued)

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Sub-Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for an additional term ending August 31, 2016 as being in the best interests of the AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund and its shareholders.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Additional Information
(Unaudited)

Tax Information

The Fund designated 100.00% of its ordinary income distribution for the year ended February 28, 2015, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended February 28, 2015, 100.00% of the dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

For the year ended February 28, 2015, the Fund designated 0.00% of ordinary distributions paid as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended February 28, 2015.

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-TWM-FUND (1-855-896-3863).

Independent Trustees

				Number of
		Term of		Portfolios
	Position(s)	Office and		in Trust	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and Chair, Department	38	Independent Trustee, USA
615 E. Michigan St.		Term; Since	of Accounting, Marquette University		MUTUALS (an open-end
Milwaukee, WI 53202		August 22,	(2004–present).		investment company with
Age: 60		2001			three portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest Airlines, Inc.	38	Independent Trustee, USA
615 E. Michigan St.		Term; Since	(airline company) (1986–present).		MUTUALS (an open-end
Milwaukee, WI 53202		August 22,			investment company with
Age: 58		2001			three portfolios).

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of		Portfolios
	Position(s)	Office and		in Trust	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee

Jonas B. Siegel	Trustee	Indefinite	Retired (2011–present);	38	Independent Manager,
615 E. Michigan St.		Term; Since	Managing Director, Chief		Ramius IDF fund
Milwaukee, WI 53202		October 23,	Administrative Officer (“CAO”)		complex (two closed-end
Age: 72		2009	and Chief Compliance Officer		investment companies);
			(“CCO”), Granite Capital		Independent Trustee,
			International Group, L.P. (an investment		Gottex Trust (an open-
			management firm) (1994–2011).		end investment company
with one portfolio);
Independent Trustee,
Gottex Multi- Asset
Endowment fund complex
(three closed-end
investment companies)
(2010–2015); Independent
Trustee, Gottex
Multi-Alternatives
fund complex (three
closed-end investment
companies) (2010–2015).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice President, U.S. Bancorp	38	Trustee, Buffalo Funds
615 E. Michigan St.	and Trustee	Term; Since	Fund Services, LLC (1994–present).		(an open-end investment
Milwaukee, WI 53202		August 22,			company with ten
Age: 53		2001			portfolios); Trustee, USA
MUTUALS (an open-end
investment company with
three portfolios).

John P. Buckel	President	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	and Principal	Term; Since	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	Executive	January 24,	(2004–present).
Age: 58	Officer	2013

Jennifer A. Lima	Vice President,	Indefinite	Mutual Fund Administrator, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Treasurer and	Term; Since	Fund Services, LLC (2002–present).
Milwaukee, WI 53202	Principal	January 24,
Age: 41	Financial and	2013
Accounting
Officer

Adam W. Smith	Secretary	Indefinite	Assistant Vice President, U.S.	N/A	N/A
615 E. Michigan St.		Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202		May 29,	(April 2012–present); Research
Age: 33		2015	Associate, Vista360, LLC
(May 2010–April 2012).

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of		Portfolios
	Position(s)	Office and		in Trust	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice President,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Officer, Vice	July 1,	LLC (January 2014–present);
Age: 55	President and	2014	Senior Vice President,
	Anti-Money		Ariel Investments, LLC
	Laundering		(2010–2013); Vice President,
	Officer		Ariel Investments, LLC
(2003–2010).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund Administrator, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Fund Services, LLC (2008–present).
Milwaukee, WI 53202		July 21,
Age: 33		2011

Cullen O. Small	Assistant	Indefinite	Mutual Fund Administrator, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Fund Services, LLC (2010–present).
Milwaukee, WI 53202		January 22,
Age: 28		2015

Kelly A. Burns	Assistant	Indefinite	Mutual Fund Administrator, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Fund Services, LLC (2011–present);
Milwaukee, WI 53202		April 23,	Student, Illinois State University
Age: 27		2015	(2006–2011).

Melissa Aguinaga	Assistant	Indefinite	Mutual Fund Administrator, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Fund Services, LLC (2010–present).
Milwaukee, WI 53202		July 1,
Age: 28		2015
________
(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995.  These include any Adviser, sub-adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s, sub-adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser, sub-adviser or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-896-3863. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-855-896-3863, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-896-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Investment Adviser	Tiedemann Wealth Management, LLC
520 Madison Avenue
26th Floor
New York, New York 10022

Sub-Adviser	AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

GECCS-0152-0815

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed May 8, 2012.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  _Trust for Professional Managers

By (Signature and Title)*     /s/ John Buckel
John Buckel, President

Date     November 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ John Buckel
John Buckel, President

Date     November 5, 2015

By (Signature and Title)*     /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date     November 5, 2015

* Print the name and title of each signing officer under his or her signature.